Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2015	May. 13, 2015	May. 12, 2015	Feb. 28, 2015	Dec. 31, 2014	Dec. 31, 2013
Series B Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000				$ 1,000	$ 1,000
Preferred Stock, Shares Issued	100				100	1,650
Preferred Stock, Shares Outstanding	100				100	1,650
Series C Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1,000			$ 1,000	$ 1,000
Preferred Stock, Shares Issued	3,000			3,000	0
Preferred Stock, Shares Outstanding	3,000				0
Preferred Stock, Par or Stated Value Per Share	$ 0.01				$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000				10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.001				$ 0.001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000	75,000,000		75,000,000	75,000,000
Common stock, shares issued (in shares)	31,950,813				31,950,813	23,765,180
Common stock, shares outstanding (in shares)	31,950,813				31,950,813	23,765,180